Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended March 31, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Beginning Balance	$ 10,649	$ 6,216	$ 44,646	$ 265	$ 5,535	$ 67,311
Provision for Credit Losses	5,637	910	8,598	(1)	1,313	16,457
Charge-offs	(4,673)	(1,166)	(13,556)	(10)	(1,602)	(21,007)
Recoveries	773	256	3,936	6	376	5,347
Ending Balance	$ 12,386	$ 6,216	$ 43,624	$ 260	$ 5,622	$ 68,108

	Three Months Ended
	March 31, 2022	March 31, 2021
Allowance for Credit Losses:
Beginning Balance	$ 67,311,208	$ 66,327,674
Provision for credit losses	16,456,849	6,593,962
Charge-offs	(21,007,553)	(15,029,442)
Recoveries	5,347,031	5,456,303
Ending balance; collectively evaluated for impairment	$ 68,107,534	$ 63,348,497

Finance Receivables Ending Balance	$ 1,036,628,659	$ 894,857,186